LITIGATION AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2022
LITIGATION AND CONTINGENCIES
Schedule of guarantees and restricted assets

Guarantees that commit assets recognized in the financial statements:

			Committed assets		Accounting value
Guaranty Creditor	Debtor name	Relationship	Guaranty	Type	12.31.2022	12.31.2021
					ThCh$	ThCh$
Administradora Plaza Vespucio S.A.	Embotelladora Andina S.A.	Parent company	Cash	Trade accounts and other accounts receivable	98,170	86,416
Cooperativa Agricola Pisquera Elqui Limitada	Embotelladora Andina S.A.	Parent company	Cash	Other non-current financial assets	1,056,320	1,216,865
Mall Plaza	Embotelladora Andina S.A.	Parent company	Cash	Trade accounts and other accounts receivable	330,298	290,890
Serv. Nacional Aduanas	Embotelladora Andina S.A.	Parent company	Cash	Trade accounts and other accounts receivable		18,583
Metro S.A.	Embotelladora Andina S.A.	Parent company	Cash	Trade accounts and other accounts receivable	21,207	24,335
Parque Arauco S.A.	Embotelladora Andina S.A.	Parent company	Cash	Trade accounts and other accounts receivable	142,901	126,136
Lease agreement	Embotelladora Andina S.A.	Parent company	Cash	Trade accounts and other accounts receivable	103,711	—
Others	Embotelladora Andina S.A.	Parent company	Cash	Trade accounts and other accounts receivable	14,183	—
Several retail	Vending	Subsidiary	Cash	Trade accounts and other accounts receivable	61,395	63,792
Several retail	Transportes Refrescos	Subsidiary	Cash	Trade accounts and other accounts receivable	693	628
Several retail	Transportes Polar	Subsidiary	Cash	Trade accounts and other accounts receivable	22,235	69,745
Workers’ claims	Rio de Janeiro Refrescos Ltda.	Subsidiary	Judicial deposit	Other non-current non-financial assets	6,605,781	6,057,282
Civil and tax claims	Rio de Janeiro Refrescos Ltda.	Subsidiary	Judicial deposit	Other non-current non-financial assets	6,457,702	6,562,747
Governmental entities	Rio de Janeiro Refrescos Ltda.	Subsidiary	Plant and equipment	Property, plant and equipment	10,196,929	10,882,933
Distribuidora Baraldo S.H.	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	97	164
Acuña Gomez	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	145	247
Nicanor López	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	104	176
Municipalidad Bariloche	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	2,428	2,230
Municipalidad San Antonio Oeste	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	10,664	18,153
Municipalidad Carlos Casares	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	431	734
Municipalidad Chivilcoy	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	66,697	113,530
Granada Maximiliano	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	870	1,480
Municipalidad de Junin	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	139	237
Almada Jorge	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	1,180	2,009
Farias Matias Luis	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	541	922
Temas Industriales SA - Embargo General de Fondos	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	60,575	103,110
DBC SA C CERVECERIA ARGENTINA SA ISEMBECK	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	10,870	18,502
Coto Cicsa	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	1,932	3,289
Cencosud	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	1,208	2,056
Jose Luis Kreitzer, Alexis Beade Y Cesar Bechetti	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	4,784	8,143
Bariloche Case	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	—	1,902
Vicentin	Embotelladora del Atlántico S.A.	Subsidiary	Judicial deposit	Other non-current non-financial assets	125,683	—
Marcus A.Peña	Paraguay Refrescos	Subsidiary	Real estate	Property, plant and equipment	4,965	5,692
Mauricio J Cordero C	Paraguay Refrescos	Subsidiary	Real estate	Property, plant and equipment	—	987
José Ruoti Maltese	Paraguay Refrescos	Subsidiary	Real estate	Property, plant and equipment	—	712
Alejandro Galeano	Paraguay Refrescos	Subsidiary	Real estate	Property, plant and equipment	—	1,365
Ana Maria Mazó	Paraguay Refrescos	Subsidiary	Real estate	Property, plant and equipment	1,113	1,300

Guarantees that do not commit assets recognized in the Financial Statements:

			Committed assets		Amounts involved
Guaranty creditor	Debtor name	Relationship	Guaranty	Type	12.31.2022	12.31.2021
					ThCh$	ThCh$
Labor procedures	Rio de Janeiro Refrescos Ltda.	Subsidiary	Guaranty receipt	Legal proceeding	1,936,493	1,593,498
Administrative procedures	Rio de Janeiro Refrescos Ltda.	Subsidiary	Guaranty receipt	Legal proceeding	7,616,498	4,717,824
Federal government	Rio de Janeiro Refrescos Ltda.	Subsidiary	Guaranty receipt	Legal proceeding	186,607,491	153,491,717
State government	Rio de Janeiro Refrescos Ltda.	Subsidiary	Guaranty receipt	Legal proceeding	117,027,313	64,725,638
Sorocaba Refrescos	Rio de Janeiro Refrescos Ltda.	Subsidiary	Guaranty receipt	Guarantor	3,280,603	3,027,291
Others	Rio de Janeiro Refrescos Ltda.	Subsidiary	Guaranty receipt	Legal proceeding	3,423,715	3,390,177
Aduana de EZEIZA	Andina Empaques Argentina S.A.	Subsidiary	Surety insurance	Faithful compliance of contract	3,791	637,631